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Form N-23C-1
Report for Calendar month Ending February 29, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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
                Swiss Helvetia
                Fund-(Cusip-
    2/1/00      870875101)             5,000          12.875              16.27                   NYSE
    2/2/00          (same)             5,000          12.8125             16.42                   NYSE
    2/7/00          (same)            10,900          13.2139             16.8                    NYSE
   2/14/00          (same)            14,600          13.1447             16.36                   NYSE
   2/15/00          (same)             5,000          13.0625             16.22                   NYSE
   2/17/00          (same)             4,000          13.125              16.67                   NYSE
   2/18/00          (same)            10,000          13.125              16.76                   NYSE
   2/23/00          (same)             5,000          13.25               17.04                   NYSE

                  Total               59,500
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